Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
Schedule Of Deferred Financing Costs [Table Text Block]
		December 31, 2014
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,745	$7,328	$14,417

		December 31, 2013
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$23,410	$4,373	$19,037

Schedule Of Deferred Financing Costs Future Amortization Expense [Table Text Block]
2015	$3,263
2016	3,263
2017	3,263
2018	2,801
2019	429
Thereafter	1,398
$14,417